Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Payables And Accruals [Abstract]
Other Payables and Accrued Liabilities
14.	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following:

	December 31, 2019	December 31, 2018
Employee related liabilities	375	384
Employee compensated absences	138	125
Taxes other than income taxes	53	60
Advances	63	77
Payables to equity-method investments	—	49
Derivative instruments	7	34
Provision for restructuring	10	22
Defined benefit plans – current portion	10	12
Defined contribution plans – accrued benefits	20	18
Other long-term benefits – current portion	7	6
Royalties	21	26
Current lease obligation	55	—
Deferred consideration for business combinations	10	—
Others	62	61
Total	831	874

Derivative instruments are further described in Note 27.

As of December 31, 2019, payables to equity-method investments was nil compared to $49 million as of December 31, 2018, as a result of the wind-down of the joint venture with Ericsson.

On January 1, 2019, the Company adopted the new guidance on lease accounting and the current portion of the lease obligation is now included in other payables and accrued liabilities.  The impact of the adoption of this new guidance is further described in Note 11.

Other payables and accrued liabilities also include individually insignificant amounts as of December 31, 2019 and December 31, 2018, presented cumulatively in line “Others”.